Consolidated Statements of Changes in Stockholders’ Equity (Deficit) - Successor - USD ($)	Class A Common Stock	Class B Common Stock	Owner’s Equity	Non-redeemable	Additional Paid-In Capital	Accumulated Deficit	Total Stockholders’ (Deficit) Equity Attributable to HNR Acquisition Corp.	Noncontrolling Interest	Total
Balance at Dec. 31, 2021			$ 12,201,851
Net Income (loss)			18,296,002
Equity-based compensation			6,394
Distributions			(2,000,000)
Balance at Dec. 31, 2022			28,504,247
Net Income (loss)			4,970,863
Balance at Nov. 14, 2023			$ 33,475,110	$ 346	$ (9,719,485)	$ (10,079,371)	$ (19,798,510)		$ (19,798,510)
Balance (in Shares) at Nov. 14, 2023				3,457,813
Reclassification of shares under two class structure and non-redemptions	$ 346			$ (346)
Reclassification of shares under two class structure and non-redemptions (in Shares)	3,457,813			(3,457,813)
Excise tax imposed on common stock redemptions						(38,172)	(38,172)		(38,172)
Reclassification of Public Shares Not Redeemed	$ 45				4,878,030		4,878,075		4,878,075
Reclassification of Public Shares Not Redeemed (in Shares)	445,626
Non redemption Agreement	$ 60				6,567,879		6,567,939		6,567,939
Non redemption Agreement (in Shares)	600,000
Shares not redeemer under Forward Purchase Agreement	$ 14				1,533,272		1,533,286		1,533,286
Shares not redeemer under Forward Purchase Agreement (in Shares)	140,070
Forward purchase agreement prepayment					8,190,554		8,190,554		8,190,554
Share-based compensation	$ 38				3,445,927		3,445,965		3,445,965
Share-based compensation (in Shares)	381,622
Shares issued for Acquisition	$ 21	$ 180			1,421,679		1,421,880	33,406,414	34,828,294
Shares issued for Acquisition (in Shares)	210,000	1,800,000
Net Income (loss)						(9,001,202)	(9,001,202)		(9,001,202)
Balance at Dec. 31, 2023	$ 524	$ 180			$ 16,317,856	$ (19,118,745)	$ (2,800,185)	$ 33,406,414	$ 30,606,229
Balance (in Shares) at Dec. 31, 2023	5,235,131	1,800,000